Offerings	Sep. 04, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, euro 0.02 par value per share
Amount Registered | shares	286,674,886
Proposed Maximum Offering Price per Unit	7.80
Maximum Aggregate Offering Price	$ 2,236,064,110.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 308,800.45
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional Ordinary Shares as may be issued to prevent dilution resulting from share splits, share dividends or similar transactions.

Represents the resale by the Selling Securityholders of up to 286,674,886 Ordinary Shares, consisting of (i) up to 56,287,179 Ordinary Shares issuable upon conversion of the Senior Unsecured Convertible Bonds, assuming a conversion price of $7.80 per Ordinary Share and taking into account payment-in-kind interest accrued for a period of three years from the Closing Date, (ii) up to 50,080,128 Ordinary Shares issuable upon exercise of the Investment Warrants, assuming an exercise price of $7.80 per Ordinary Share, (iii) up to 9,583,333 Founder Shares, (iv) up to 7,750,000 Ordinary Shares issuable upon exercise of the Private Placement Warrants and (v) up to 162,974,246 Ordinary Shares held by or issuable to certain Selling Securityholders in respect of Legacy Pasqal securities, including Ordinary Shares issued in connection with the Merger and Ordinary Shares issuable upon exercise of Rollover BSPCEs. Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low sales prices of the Ordinary Shares as reported on Nasdaq on September 8, 2026, which average is $7.80 per Ordinary Share and which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Private Placement Warrants
Amount Registered | shares	7,750,000
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Represents the resale of up to 7,750,000 Private Placement Warrants. In accordance with Rule 457(g) under the Securities Act, the entire registration fee for the Private Placement Warrants is allocated to the Ordinary Shares underlying the Private Placement Warrants, and no separate registration fee is payable for the Private Placement Warrants.